Provisions - Main Data of Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net provision	€ 339	€ 440
Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	284	395
Net provision	339	440
Net assets	55	45
Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	862	1,089	€ 913
Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(751)	(894)	(870)
Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	111	195
Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	173	200
Germany | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	120	133
Net provision	130	143
Net assets	10	10
Germany | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	226	236	208
Germany | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(106)	(103)	(101)
Germany | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	120	133
Germany | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Brazil | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	89	187
Net provision	113	201
Net assets	24	14
Brazil | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	544	764	622
Brazil | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(628)	(777)	(751)
Brazil | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(84)	(13)
Brazil | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	173	200
Hispam | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	75	74
Net provision	90	86
Net assets	15	12
Hispam | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	75	74	64
Hispam | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Hispam | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	75	74
Hispam | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Others | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	1
Net provision	6	10
Net assets	6	9
Others | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	17	15	19
Others | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(17)	(14)	€ (18)
Others | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	1
Others | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 0	€ 0